------The------

                                    Westwood

                                 -----Funds-----



                              WESTWOOD EQUITY FUND
                         WESTWOOD INTERMEDIATE BOND FUND
                             WESTWOOD BALANCED FUND


                                  Annual Report

--------------------------------------------------------------------------------
                               September 30, 1995
--------------------------------------------------------------------------------

                               The Westwood Funds
                               ==================

                              WESTWOOD EQUITY FUND
                         WESTWOOD INTERMEDIATE BOND FUND
                             WESTWOOD BALANCED FUND

                                  Annual Report

Dear Fellow Shareholder:

     We are pleased to provide the September 30, 1995, Annual Report for The Westwood Funds, including the Westwood Balanced Fund, Westwood Equity Fund, and Westwood Intermediate Bond Fund.

     The Federal Reserve's vigilant attention to low inflation has supported rising equity and bond valuations. We have seen the continued unfolding of a "soft landing" scenario, evidenced by slow economic growth and modest inflation. Interest rates have fallen dramatically, reflecting the market's belief that the threat of an inflationary environment has subsided. Stock market strength has continued to be fueled by the unprecedented rally in technology stocks as well as strong earnings momentum and exceptionally high levels of equity investment by individuals and institutions. We have seen renewed strength of the dollar against the yen and the Deutsche mark, and have witnessed intervention by Central Banks and the Bank of Japan, bailing out two failing credit unions.

Westwood Balanced Fund

     For the fiscal year ended September 30, 1995, Westwood Balanced Fund Retail Class had a total return of 22.0% and the Service Class returned 21.7% which compares to the blended 60% S&P 500/40% Lehman Brothers Government - Corporate Bond Index return of 23.6%. According to Lipper Analytical Services, the average return for all 235 balanced mutual funds was 19.0% during the same period. For the six month period ended September 30, 1995, the Westwood Balanced Fund Retail and Service Class both posted returns of 15.7%. Year-to-date, the Westwood Balanced Fund Retail and Service Class posted returns of 22.4% and 22.2%, respectively. The Fund has invested an average of 60% in equities and 36% in bonds with the balance in short-term investments.

     The average annual returns of Balanced Fund Service Class shares for the one year period and since inception through September 30, 1995, including the effect of the Fund's 4% front-end sales charge, were 16.7% and 11.4%, respectively.

     Balanced Fund Retail and Service Class shares achieved total returns since their respective inception dates on October 1, 1991, and April 6, 1993, through September 30, 1995, of 62.1% and 36.3%, respectively, which equate to average annual returns of 12.8% and 13.3%, respectively.

     The Westwood Balanced Fund was ranked #1 among 121 balanced funds tracked by Morningstar for the three-year period ended 10/31/95 and has received Morningstar's 5-Star (*****) rating(1) among 2,310 similar funds for the 3-year period ended 10/31/95. Based upon one year returns as of 10/31/95, the Fund was #15 out of 245 balanced funds tracked. In addition, Stolper and Company, which

------------
(1) Morningstar propriety rating reflects historical risk adjusted performance as of 9/30/95 and is subject to change every month. The ratings are clculated from the Fund's 3-year average annual return in excess of 90 day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90 day T-bill returns. 2,243 equity, fixed income and hybrid funds were rated for the period. 10% of the funds in a category receive five stars.

publishes Mutual Fund Monthly, recently added the Westwood Balanced Fund to its "Sanctuary Portfolio", which is recommended for conservative investors who are intolerant of volatility but who value the capital appreciation potential stocks provide. Strategies for the equity and fixed income funds which are discussed below also apply to their respective components in the Balanced Funds.

Westwood Equity Fund

For the fiscal year ended September 30, 1995, the Westwood Equity Fund Retail Class posted a return of 25.9% and the Service Class returned 25.5% versus the 25.2% average return for the 175 capital appreciation funds tracked by Lipper Analytical Services. The unmanaged S&P 500 Index had a return of 29.8% for the same period. During the past twelve months, overweightings in the Technology, Capital Goods, Basic Materials and Consumer Cyclical sectors enhanced performance. For the previous six months (March 31, 1995 - September 30, 1995), the Westwood Equity Fund Retail Class returned 18.3% while the Service Class returned 18.2%. Year-to-date, the Equity Fund Retail and Service Class returned 26.5% and 26.3%, respectively. The top performing market sectors included Technology, Finance, Healthcare, Consumer Staples and Capital Goods. The Fund maintained an underweighting in Consumer Staples which ultimately detracted from performance. Although the market has favored this sector, we maintain that, on a secular basis, the consumer has and will continue to alter his spending habits, choosing to invest rather than spend, and thus we view this sector as overvalued relative to other sectors in the market. Top performing stocks for the year included Dell Computer Corp. (DELL - $85.00 - NASDAQ), Nautica Enterprises, Inc. (NAUT - $34.25 - NASDAQ), Boeing Company (BA - $68.25 - NYSE), Sterling Software, Inc. (SSW - $45.50 - NYSE) and Computer Associates International, Inc. (CA - $42.25 - NYSE).

     Equity Fund Retail and Service Class shares achieved total returns since their respective inception dates on January 2, 1987, and January 28, 1994, through September 30, 1995, of 181.7% and 24.4%, respectively, which equate to average annual returns of 12.6% and 13.9%, respectively. Equity Fund Retail Class shares returned an average 15.5% annually for the five-year period ended September 30, 1995. The average annual returns of Equity Fund Service Class shares for the one year period and since inception through September 30, 1995, including the effect of the Fund's 4% front-end sales charge, were 19.6% and 11.0%, respectively.

     All sectors have benefited from continued economic expansion and strong corporate profits which have directly translated into higher stock prices. Several stocks in the Fund continue to appreciate in value, based on their own merits and restructuring, ultimately allowing them to be the low cost producers of products and services in our global economy. At the writing of our last annual letter, the Fund had invested approximately 20% of its assets in the Technology sector which has been a large contributor to Fund performance over the last year. Although the Technology sector continues to show strength, the portfolio has taken profits and decreased its exposure to 12%. Portions of the proceeds have been reinvested in REITS (real estate investment trusts). We view REITS as an undervalued asset class, poised to benefit from secular trends favoring defensive investments and real assets. We also view REITS as offering an opportunity to meet investors' needs for income in a low rate environment.

Westwood Intermediate Bond Fund

     The fiscal year ended September 30, 1995, was a strong period for the bond market, which recovered more than three times the exceptional losses of the prior year. The bond market rallied explosively in May, as weak second quarter economic reports engendered fears of a "hard landing." Expectations for the

Federal Reserve to reverse course and lower short term interest rates were met on July 6. Subsequently, inflation measures have continued to moderate and economic data has proved to be mixed, consistent with a "soft landing" scenario
- i.e., moderate economic growth accompanied by low inflation. Declining rates favored the performance of the longer maturities and higher yielding sectors such as corporate and asset-backed securities. Westwood Intermediate Bond Fund maintained overweighted positions in both sectors. The top-performing issues in the Fund over the last six months were longer maturity Treasuries and intermediate maturity corporate issues from International Business Machines, Boise Cascade and American Home Products.

     For the fiscal year ended September 30, 1995, the Intermediate Bond Fund had a total return of 11.1%, versus the 14.3% return of the Lehman Brothers Government Corporate Bond Index. According to Lipper Analytical Services, the average taxable bond fund earned 10.9% for the same period. During the six months ended September 30, 1995, the Intermediate Bond Fund returned 7.1%.

     The Intermediate Bond Fund's total return since inception on October 1, 1991, through September 30, 1995, was 29.6%, which equates to a 6.7% average annual return.

Capital Market Outlook

     We expect to see continued slow growth and moderate inflation during the next twelve months. Furthermore, we have reacted to data which point to secular lows for hard assets versus financial assets. Our response has been to initiate positions in the REIT sector in order to benefit from its undervalued status. Our thesis for the nineties, which includes the themes of an industrial renaissance and global communications revolution, continues to be reflected in the Funds by overweightings in the basic materials, capital goods and technology sectors. Our broad and long-term secular analysis suggests that consumers will increasingly place emphasis on investing rather than spending. Therefore, we maintain underweightings in the consumer staples sector.

     Over the past year, the Westwood Funds have been featured in several publications including Barron's, Fortune and Money Magazine as well as having been the subject of interviews on both the Nightly Business Report and CNBC. Please let us know if you would like copies of any of these articles. A transcript of the August 18th interview on Nightly Business Report can be found on America Online on the NBR (Nightly Business Report) home page.

     We welcome your comments and encourage you to write directly to us at our offices, or on the Internet at Westw@aol.com. We will continue to work hard to meet your investment objectives.

                                          Sincerely,


                                          /S/ SUSAN M. BYRNE
                                          Susan M. Byrne
                                          President and Chief Investment Officer


November 1, 1995

THE WESTWOOD FUNDS  (Retail Class)

Index Comparisons

     The investment performance of the Equity, Intermediate and Balanced Funds are compared to the S&P 500 Index, Lehman Brothers Government/Corporate Bond Index and 60% S&P 500 Index/40% Lehman Brothers Government Corporate Bond Index, respectively, from January 2, 1987 for the Equity Fund, October 1, 1991, for the Intermediate Bond and Balanced Fund (Retail Class) and January 28, 1994 for the Service Class of the Equity Fund, January 31, 1994 for the Intermediate Bond Fund, and April 6, 1993 for the Balanced Fund (commencement of operations for each of the Funds) through September 30, 1994. Effective October 6, 1994, the Equity, Intermediate Bond and Balanced Fund's Institutional Class became no-load. The Institutional Class graphs reflect the current no-load status. The graph assumes all dividends and distributions from the Fund are reinvested at net asset value.

Equity Fund

     A $10,000 investment in the Equity Fund Institutional Class made on the inception date would have grown to $28,170 (as of September 30, 1995). The graph shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 181.69%.

    [The following table was represented by a chart in the printed material]

        Westwood Equity Fund
           (Retail Class)             S&P 500 Index
1/87            10000                     10000
9/87            13165                     13599
9/88            11779                     11893
9/89            15322                     15785
9/90            13699                     14305
9/91            16396                     18766
9/92            17078                     20841
9/93            20508                     23553
9/94            22383                     24421
9/95            28170                     31684

       Average Annual Total Return
---------------------------------------
 One Year      5 Year      Life of Fund
---------------------------------------
  25.85%       15.50%         12.57%

Intermediate Bond Fund

     A $10,000 investment in the Intermediate Bond Fund Institutional Class made on the inception date would have grown to $12,960 (as of September 30, 1995). The graph shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 29.56%.

    [The following table was represented by a chart in the printed material]

        Westwood Intermediate Bond Fund       Lehman Bros. Gov't.
                (Retail Class)                 Corp. Bond Index
10/91               10000                            10000
9/92                11186                            11323
9/93                12331                            12620
9/94                11658                            12098
9/95                12960                            13834

  Average Annual Total Return
------------------------------
  One Year      Life of Fund
------------------------------
   11.13%          6.69%

Balanced Fund

     A $10,000 investment in the Balanced Fund Institutional Class made on the inception date would have grown to $16,210 (as of September 30, 1995). The graph shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 62.13%.

    [The following table was represented by a chart in the printed material]

        Westwood Balanced Fund        60% S&P 500/40% Lehman
           (Retail Class)             Bros. Gov't. Corp. Bond
10/91           10000                         10000
9/92            10797                         11207
9/93            12621                         12603
9/94            13291                         12670
9/95            16210                         15658


  Average Annual Total Return
-------------------------------
  One Year       Life of Fund
-------------------------------
   21.98%          12.84%


     Past performance is not predictive of future performance.

THE WESTWOOD FUNDS (Service Class)

Equity Fund

     A $10,000 investment in the Equity Fund Service Class with a maximum sales load of 4.00% would have grown to $11,920 (as of September 30, 1995). The graph shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 24.41%, without adjusting for the sales charge.

    [The following table was represented by a chart in the printed material]

        Westwood Equity Fund (Service Class)    S&P 500 Index
1/94                  9600                         10000
9/94                  9514                          9896
9/95                 11920                         12839

   Average Annual Total Return
---------------------------------
    One Year       Life of Fund
---------------------------------
     19.6%             11.0%

Intermediate Bond Fund

     A $10,000 investment in the Intermediate Bond Fund Service Class with a maximum sales load of 4.00% would have decreased to $8,859 (as of November 8, 1994. On that date, all shares were redeemed and there have been no further shares issued). The graph shows how this compares to our benchmark over the same period. Total return for the life of the Fund was -7.70%, without adjusting for the sales charge.

    [The following table was represented by a chart in the printed material]

          Westwood Intermediate Bond Fund         Lehman Bros. Gov't.
                  (Service Class)                  Corp. Bond Index
1/94                  9600                               10000
9/94                  8944                                9471
11/8/94               8859                                9551

Total Return
-------------
Life of Fund
-------------
  -11.4%


Balanced Fund

     A $10,000 investment in the Balanced Fund Service Class with a maximum sales load of 4.00% made on the inception date would have grown to $13,080 (as of September 30, 1995). The graph shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 36.31%, without adjusting for the sales charge.

    [The following table was represented by a chart in the printed material]

            Westwood Balanced Fund             60% S&P Index/40% Lehman Bros.
                (Service Class)                    Gov't. Corp. Bond Index
4/93                  9600                                   10000
9/93                  9809                                   10443
9/94                 10751                                   10499
9/95                 13080                                   12975

 Average Annual Total Return
-----------------------------
  One Year    Life of Fund
-----------------------------
    16.7%        11.4%

     Past performance is not predictive of future performance.

Westwood Equity Fund
Portfolio of Investments -- September 30, 1995
================================================================================
                                                                        Market
                                                                        Value
   Shares                                                  Cost       (Note 2a)
   ------                                               ----------    ----------
              COMMON STOCKS -- 88.0%
              APPAREL -- 1.6%
    7,000     Nautica Enterprises, Inc.* ............   $  120,438    $  239,750
                                                        ----------    ----------
              AUTO RELATED -- 5.1%
    3,500     Chrysler Corporation ..................      162,590       185,500
    3,900     Daimler Benz Aktiengesellschaft+ ......      187,136       193,538
    7,200     Eaton Corp. ...........................      364,248       381,600
                                                        ----------    ----------
                                                           713,974       760,638
                                                        ----------    ----------
              BANKING -- 1.4%
    2,100     First Interstate Bancorp. .............      160,020       211,575
                                                        ----------    ----------
              BROADCASTING -- 2.2%
    6,500     Viacom Inc. Cl. B* ....................      236,748       323,375
                                                        ----------    ----------
              CAPITAL GOODS -- 8.8%
    7,300     Avnet, Inc. ...........................      278,969       376,863
    3,800     Fluke Corp. ...........................      103,198       144,400
    6,400     Fluor Corporation .....................      283,762       358,400
    6,494     Lockheed Martin Corp. .................      375,458       435,910
                                                        ----------    ----------
                                                         1,041,387     1,315,573
                                                        ----------    ----------
              COMPUTER EQUIPMENT -- 1.3%
    2,300     Dell Computer Corp.* ..................      117,589       195,500
                                                        ----------    ----------
              CONSUMER GOODS -- 2.5%
    7,300     Premark International, Inc. ...........      311,903       371,387
                                                        ----------    ----------
              ENERGY -- 7.0%
    6,300     Amoco Corporation .....................      381,957       403,987
    6,400     Murphy Oil Corporation ................      243,812       256,000
    6,100     Texaco Inc. ...........................      391,798       394,212
                                                        ----------    ----------
                                                         1,017,567     1,054,199
                                                        ----------    ----------
              HEALTH CARE -- 5.5%
    8,000     Emcare Holdings Corp.* ................       88,000       177,000
    5,500     Johnson & Johnson .....................      308,415       407,687
   13,500     Tenet Healthcare Corp.* ...............      204,428       234,562
                                                        ----------    ----------
                                                           600,843       819,249
                                                        ----------    ----------
              HOTEL/RESTAURANT MANAGEMENT -- 2.8%
   11,300     Marriott International Inc. ...........      389,546       422,337
                                                        ----------    ----------
              INSURANCE -- 1.5%
    2,100     CIGNA Corp. ...........................      209,978       218,662
                                                        ----------    ----------
              MACHINERY -- 3.4%
    4,300     Deere & Company .......................      333,575       349,912
    5,400     Greenfield Industries, Inc. ...........      106,038       166,050
                                                        ----------    ----------
                                                           439,613       515,962
                                                        ----------    ----------
              MANUFACTURING -- 2.7%
    6,700     Eastman Kodak Company .................      368,853       396,975
                                                        ----------    ----------
              PHARMACEUTICALS -- 2.4%
    6,000     Biogen, Inc.* .........................      280,048       360,000
                                                        ----------    ----------
              RAW MATERIALS -- 3.9%
    6,700     Aluminum Company of America ...........      260,572       354,262
    3,300     E.I. du Pont de Nemours & Company .....      225,096       226,875
                                                        ----------    ----------
                                                           485,668       581,137
                                                        ----------    ----------
              REAL ESTATE INVESTMENT TRUSTS -- 7.7%
    9,600     Crescent Real Estate Equities, Inc. ...      293,832       295,200
    6,900     Duke Realty Investments ...............      199,121       214,763
    8,100     Highwoods Properties ..................      198,508       213,638
    4,000     Meditrust .............................      138,396       138,500
    5,600     Patriot American Hospitality, Inc.* ...      134,400       143,500
    7,600     Security Capital Pacific Trust ........      135,951       144,400
                                                        ----------    ----------
                                                         1,100,208     1,150,001
                                                        ----------    ----------
              RETAIL - SPECIALTY LINE -- 6.7%
    5,000     American Home Products Corp. ..........      381,868       424,375
   13,700     Federated Department Stores ...........      302,398       388,738
    4,700     Tiffany & Co. .........................      154,590       196,813
                                                        ----------    ----------
                                                           838,856     1,009,926
                                                        ----------    ----------
              SHELTER -- 2.7%
    8,800     PPG Industries, Inc. ..................      331,646       409,200
                                                        ----------    ----------
              TECHNOLOGY -- 7.9%
    5,500     Boeing Co.                                   243,973       375,375
    9,750     Computer Associates International,
                Inc. ................................      311,084       411,938
    2,200     International Business Machines
                Corporation .........................      199,653       207,625
    4,200     Sterling Software, Inc.* ..............      133,130       191,100
                                                        ----------    ----------
                                                           887,840     1,186,038
                                                        ----------    ----------
              TELECOMMUNICATIONS -- 2.9%
    6,700     AT&T Corp. ............................      338,329       440,525
                                                        ----------    ----------
              TRANSPORTATION -- 2.6%
    4,600     CSX Corporation .......................      346,538       386,975
                                                        ----------    ----------
              UTILITIES -- 5.4%
   10,300     GTE Corporation .......................      330,004       404,275
    9,100     Houston Industries Incorporated .......      350,858       401,537
                                                        ----------    ----------
                                                           680,862       805,812
                                                        ----------    ----------
              TOTAL COMMON STOCKS ...................   11,018,454    13,174,796
                                                        ----------    ----------
              U.S. TREASURY OBLIGATIONS -- 11.9%
1,775,000     Bills, 5.41%, 10/05/1995 ..............    1,773,940     1,773,940
                                                        ----------    ----------
              TOTAL U.S. TREASURY OBLIGATIONS .......    1,773,940     1,773,940
                                                        ----------    ----------
              TOTAL INVESTMENTS -- 99.9% ............  $12,792,394** $14,948,736
                                                       ===========

              Other assets less liabilities -- 0.1% .                     22,344
                                                                      ----------
              NET ASSETS -- 100.0% ..................                $14,971,080
                                                                     -----------
----------
 * Non-Income producing security.
** The cost of securities for Federal income tax purposes is $12,796,318.
 + ADR -- American Depository Receipts.

                 See accompanying notes to financial statements.

Westwood Intermediate Bond Fund
Portfolio of Investments -- September 30, 1995
================================================================================
                                                                         Market
                                                                         Value
Principal                                                  Cost        (Note 2a)
---------                                               ----------    ----------
              ASSET BACKED SECURITIES-- 8.3%
$  92,078     EQCC Home Equity 93-3a, 5.15%,
               9/15/2008 ............................   $   91,978    $   86,784
  100,000     Ford Credit Auto Loan Master Trust,
                6.50%, 8/15/2002 ....................       99,609       100,500
  155,409     GMAC Grantor Trust, 7.15%, 3/15/2000 ..      155,361       157,546
   50,000     Premier Auto Trust 1994-4, 6.45%,
                5/02/1998 ...........................       48,883        50,210
                                                        ----------    ----------
              Total Asset Backed Securities .........      395,831       395,040
                                                        ----------    ----------
              CORPORATE OBLIGATIONS -- 30.0%
              CAPITAL GOODS -- 0.5%
   25,000     Lockheed Martin Corp.,
                5.875%, 3/15/1998 ...................       25,094        24,795
                                                        ----------    ----------
              ENTERTAINMENT -- 2.2%
  100,000     Time Warner Inc., 7.45%,
                2/01/1998 ...........................       98,687       101,750
                                                        ----------    ----------
              FINANCIAL SERVICES -- 8.0%
  120,000     Ford Motor Credit Corp., 9.75%,
                5/06/1996 ...........................      122,522       122,640
                                                        ----------    ----------
  250,000     General Motors Acceptance Corp.,
                7.125%, 6/01/1999 ...................      248,913       254,688
                                                        ----------    ----------
                                                           371,435       377,328
                                                        ----------    ----------
              FOREST PRODUCTS & PAPER -- 2.5%
  100,000     Boise Cascade Corp., 9.45%,
                11/01/2009 ..........................      107,298       117,375
                                                        ----------    ----------
              HOTEL/RESTAURANT MANAGEMENT -- 2.1%
  100,000     Marriott International Inc.,
                7.125%, 4/15/2005 ...................       99,086       100,875
                                                        ----------    ----------
              INDUSTRIAL GOODS -- 8.2%
  200,000     American Home Products Corp.,
                7.90%, 2/15/2005 ....................      199,610       216,500
   50,000     Eaton Corporation, 8.90%,
                8/15/2006 ...........................       57,098        58,125
  100,000     News American Holdings
                Inc., 12.00%, 12/15/2001 ............      112,759       111,875
                                                        ----------    ----------
                                                           369,467       386,500
                                                        ----------    ----------
              RETAIL STORES -- 2.3%
  100,000     Federated Department Stores,
                Inc., 10.00%, 2/15/2001 .............      108,811       108,800
                                                        ----------    ----------
              TECHNOLOGY -- 4.2%
  200,000     International Business Machines
                Corporation, 6.375%, 6/15/2000 ......      202,462       200,000
                                                        ----------    ----------
              Total Corporate Obligations ...........    1,382,340     1,417,423
                                                        ----------    ----------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.9%
  125,000     Federal National Mortgage
                Association, 7.20%, 7/25/2025 .......      126,650       126,950
  105,000     Tennessee Valley Authority --
                Global Bond, 6.375%, 6/15/2005 ......      104,322       104,606
                                                        ----------    ----------

              Total U.S. Government
                Agency Obligations ..................      230,972       231,556
                                                        ----------    ----------

              U.S. TREASURY OBLIGATIONS -- 52.5%
   35,000     Bonds, 8.75%, 5/15/2017 ...............       36,814        43,386
   55,000     Bonds, 8.125%, 8/15/2019 ..............       54,225        64,524
  220,000     Bonds, 7.625%, 2/15/2025 ..............      247,015       248,916
  100,000     Notes, 8.50%, 11/15/1995 ..............      100,255       100,325
  125,000     Notes, 7.875%, 2/15/1996 ..............      125,616       125,994
  155,000     Notes, 7.375%, 5/15/1996 ..............      156,478       156,562
  315,000     Notes, 6.125%, 5/31/1997 ..............      316,446       316,272
  190,000     Notes, 7.25%, 2/15/1998 ...............      192,000       195,618
  335,000     Notes, 5.875%, 8/15/1998 ..............      334,061       334,752
  125,000     Notes, 7.75%, 11/30/1999 ..............      127,597       132,855
   50,000     Notes, 7.75%, 2/15/2001 ...............       49,891        53,858
  125,000     Notes, 7.875%, 8/15/2001 ..............      125,525       135,909
  140,000     Notes, 6.25%, 2/15/2003 ...............      133,222       140,801
   85,000     Notes, 7.25%, 5/15/2004 ...............       84,101        90,712
  150,000     Notes, 7.50%, 2/15/2005 ...............      149,672       163,368
   75,000     Notes, 6.50%, 5/15/2005 ...............       77,592        76,666
  100,000     Notes, 6.50%, 8/15/2005 ...............      102,524       102,414
                                                        ----------    ----------
              Total U.S. Treasury Obligations .......    2,413,034     2,482,932
                                                        ----------    ----------
              Total Investments -- 95.7% ............   $4,422,177*   $4,526,951
                                                        ----------    ----------
              Other assets less liabilities -- 4.3% .                    202,336
                                                                      ----------
              Net Assets -- 100.0% ..................                 $4,729,287
                                                                      ----------

*The cost of securities for Federal income tax purposes is $4,428,404.

                 See accompanying notes to financial statements.

Westwood Balanced Fund
Portfolio of Investments -- September 30, 1995
================================================================================
                                                                         Market
Principal/                                                               Value
 Shares                                                     Cost       (Note 2a)
----------                                              ----------    ----------
              ASSET BACKED SECURITIES-- 3.5%
$ 30,693      EQCC Home Equity 93-3a,5.15%,
                9/15/2008 ...........................   $   30,659    $   28,928
 130,000      Ford Credit Auto Loan Master
                Trust, 6.50%, 8/15/2002 .............      129,492       130,650
 233,113      GMAC Grantor Trust, 7.15%,
                3/15/2000 ...........................      233,041       236,319
 100,000      Premier Auto Trust 1994-4,
                6.45%, 5/02/1998 ....................       97,768       100,420
                                                        ----------    ----------
              Total Asset Backed Securities .........      490,960       496,317
                                                        ----------    ----------
              COMMON STOCKS -- 60.2%
              APPAREL -- 0.8%
   3,450      Nautica Enterprises, Inc.* ............       60,050       118,163
                                                        ----------    ----------
              AUTO RELATED -- 3.4%
   2,300      Chysler Corporation ...................      105,660       121,900
   2,200      Daimler Benz Aktiengesellschaft+ ......      101,432       109,175
   4,600      Eaton Corp. ...........................      232,003       243,800
                                                        ----------    ----------
                                                           439,095       474,875
                                                        ----------    ----------
              BANKING -- 1.0%
   1,400      First Interstate Bancorp ..............      104,974       141,050
                                                        ----------    ----------
              BROADCASTING -- 1.7%
   4,700      Viacom Inc. Cl B* .....................      177,762       233,825
                                                        ----------    ----------
              CAPITAL GOODS -- 6.2%
   4,700      Avnet, Inc. ...........................      169,489       242,638
   2,800      Fluke Corp. ...........................       74,671       106,400
   4,500      Fluor Corporation .....................      199,787       252,000
   4,127      Lockheed Martin Corp. .................      162,540       277,025
                                                        ----------    ----------
                                                           606,487       878,063
                                                        ----------    ----------
              COMPUTER EQUIPMENT -- 0.9%
   1,500      Dell Computer Corp.* ..................       78,619       127,500
                                                        ----------    ----------
              CONSUMER GOODS -- 1.8%
   5,100      Premark International, Inc. ...........      214,865       259,463
                                                        ----------    ----------
              ENERGY -- 5.1%
   4,200      Amoco Corporation .....................      252,860       269,325
   4,900      Murphy Oil Corporation ................      200,597       196,000
   4,000      Texaco Inc. ...........................      255,384       258,500
                                                        ----------    ----------
                                                           708,841       723,825
                                                        ----------    ----------
              HEALTH CARE -- 3.1%
   3,600      Johnson & Johnson .....................      197,345       266,850
   9,700      Tenet Healthcare Corp.* ...............      144,965       168,537
                                                        ----------    ----------
                                                           342,310       435,387
                                                        ----------    ----------
              HOTEL/RESTAURANT MANAGEMENT -- 2.0%
   7,500      Marriott International Inc. ...........      256,340       280,312
                                                        ----------    ----------
              INSURANCE -- 1.0%
   1,400      CIGNA Corp. ...........................      139,899       145,775
                                                        ----------    ----------
              MACHINERY -- 2.4%
   2,700      Deere & Company .......................      209,964       219,713
   3,800      Greenfield Industries, Inc. ...........       77,075       116,850
                                                        ----------    ----------
                                                           287,039       336,563
                                                        ----------    ----------
              MANUFACTURING -- 1.8%
   4,300      Eastman Kodak Company .................      232,101       254,775
                                                        ----------    ----------
              PHARMACEUTICALS -- 1.7%
   4,000      Biogen, Inc.* .........................      186,331       240,000
                                                        ----------    ----------
              RAW MATERIALS -- 2.8%
   4,400      Aluminum Company of America ...........      163,495       232,650
   2,300      E.I. du Pont de Nemours & Company .....      156,888       158,125
                                                        ----------    ----------
                                                           320,383       390,775
                                                        ----------    ----------
              REAL ESTATE INVESTMENT TRUSTS -- 4.6%
   6,300      Crescent Real Estate Equities, Inc. ...      195,732       193,725
   4,700      Duke Realty Investments ...............      137,485       146,287
   5,300      Highwoods Properties ..................      130,148       139,788
   2,600      Meditrust .............................       89,934        90,025
   4,500      Security Capital Pacific Trust ........       81,580        85,500
                                                        ----------    ----------
                                                           634,879       655,325
                                                        ----------    ----------
              RETAIL/SPECIALTY LINE -- 4.6%
   3,300      American Home Products ................      252,740       280,087
   8,800      Federated Department Stores ...........      193,352       249,700
   3,000      Tiffany & Co. .........................       97,137       125,625
                                                        ----------    ----------
                                                           543,229       655,412
                                                        ----------    ----------
              SHELTER -- 1.9%
   5,700      PPG Industries, Inc. ..................      216,612       265,050
                                                        ----------    ----------
              TECHNOLOGY -- 5.7%
   3,900      Boeing Co. ............................      172,430       266,175
   6,450      Computer Associates International,
                Inc. ................................      194,106       272,512
   1,400      International Business Machines
                Corporation .........................      127,966       132,125
   2,800      Sterling Software, Inc.* ..............       79,679       127,400
                                                        ----------    ----------
                                                           574,181       798,212
                                                        ----------    ----------
              TELECOMMUNICATIONS -- 2.1%
   4,400      AT&T Corp. ............................     220,901       289,300
                                                        ----------    ----------
              TRANSPORTATION -- 1.8%
   3,000      CSX Corporation .......................      227,156       252,375
                                                        ----------    ----------
              UTILITIES -- 3.8%
   7,100      GTE Corporation .......................      228,231       278,675
   6,000      Houston Industries Incorporated .......      227,856       264,750
                                                        ----------    ----------
                                                           456,087       543,425
                                                        ----------    ----------
              Total Common Stocks ...................    7,028,141     8,499,450
                                                        ----------    ----------

                 See accompanying notes to financial statements.

Westwood Balanced Fund
Portfolio of Investments -- September 30, 1995 (Continued)
================================================================================
                                                                         Market
                                                                         Value
Principal                                                   Cost       (Note 2a)
----------                                              ----------    ----------
              CORPORATE OBLIGATIONS -- 11.9%
              CAPITAL GOODS -- 0.9%
 125,000      Lockheed Martin Corp.,
                5.875%, 3/15/1998 ...................   $  123,039    $  123,975
                                                        ----------    ----------
              ENTERTAINMENT -- 1.3%
 175,000      Time Warner Inc., 7.45%, 2/01/1998 ....      172,701       178,063
                                                        ----------    ----------
              FINANCIAL SERVICES -- 1.6%
 225,000      General Motors Acceptance Corp.,
                7.125%, 6/01/1999 ...................      224,021       229,219
                                                        ----------    ----------
              FOREST PRODUCTS & PAPERS -- 0.8%
 100,000       Boise Cascade Corp., 9.45%,
                11/01/2009 ..........................      107,298       117,375
                                                        ----------    ----------
              HOTEL/RESTAURANT MANAGEMENT -- 0.5%
  75,000      Marriott International Inc.,
                7.125%, 6/01/2007 ...................       74,315        75,656
                                                        ----------    ----------
              INDUSTRIAL GOODS -- 3.0%
 175,000      American Home Products,
                7.90%, 2/15/2005 ....................      174,659       189,437
  50,000      Eaton Corporation, 8.90%,
                8/15/2006 ...........................       57,098        58,125
  64,000      General Motors Corporation,
                9.75%, 5/15/1999 ....................       65,478        65,440
 100,000      Texaco Capital Corp., 9.00%,
                11/15/1997 ..........................      105,124       105,625
                                                        ----------    ----------
                                                           402,359       418,627
                                                        ----------    ----------
              RETAIL STORES -- 0.8%
 100,000      Federated Department Stores,
                Inc., 10.00%, 2/15/2001 .............      108,811       108,800
                                                        ----------    ----------
              TECHNOLOGY -- 1.6%
 225,000      International Business Machines
                Corporation, 6.375%, 6/15/2000 ......      225,235       225,000
                                                        ----------    ----------
              TEXTILES -- 1.4%
 200,000      VF Corp., 6.625%, 3/15/2003 ...........      184,878       196,250
                                                        ----------    ----------
              Total Corporate Obligations ...........    1,622,657     1,672,965
                                                        ----------    ----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.6%
 130,000      Federal National Mortgage
                Association, 7.20%, 7/25/2025 .......      131,716       132,028
 100,000      Tennessee Valley Authority --
                Global Bond, 6.375%, 6/15/2005 ......       99,354        99,625
                                                        ----------    ----------
              Total U.S. Government
                Agency Obligations ..................      231,070       231,653
                                                        ----------    ----------
              U.S. TREASURY OBLIGATIONS -- 18.7%
 125,000      Bonds, 8.75%, 5/15/2017 ...............      131,479       154,950
 220,000      Bonds, 7.625%, 2/15/2025 ..............      246,857       248,928
  85,000      Notes, 8.50%, 11/15/1995 ..............       85,216        85,276
 125,000      Notes, 7.875%, 2/15/1996 ..............      125,616       125,994
  95,000      Notes, 7.375%, 5/15/1996 ..............       95,963        95,957
 125,000      Notes, 6.875%, 2/28/1997 ..............      125,242       126,779
 405,000      Notes, 6.125%, 5/31/1997 ..............      406,911       406,636
 175,000      Notes, 7.25%, 2/15/1998 ...............      178,665       180,175
 345,000      Notes, 5.875%, 8/15/1998 ..............      343,907       344,745
 200,000      Notes, 7.125%, 2/29/2000 ..............      209,343       208,306
 200,000      Notes, 6.125%, 7/31/2000 ..............      198,063       200,724
  25,000      Notes, 6.25%, 2/15/2003 ...............       23,784        25,143
 125,000      Notes, 7.25%, 5/15/2004 ...............      122,979       133,400
 185,000      Notes, 7.50%, 2/15/2005 ...............      191,782       201,487
 100,000      Notes, 6.50%, 8/15/2005 ...............      102,526       102,414
                                                        ----------    ----------
              Total U.S. Treasury Obligations .......    2,588,333     2,640,914
                                                        ----------    ----------
              Total Investments -- 95.9%*** .........   11,961,161**  13,541,299
                                                        ----------    ----------
              Other assets less liabilities -- 4.1% .                    583,131
                                                                      ----------
              Net Assets -- 100.0% ..................                $14,124,430
                                                                     ===========

 * Non-Income producing security.
** The cost of securities for Federal income tax purposes is $11,997,842.
 + ADR -- American Depository Receipts.


                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
Statement of Assets and Liabilities
September 30, 1995
================================================================================

                                                                                         Equity        Intermediate        Balanced
                                                                                          Fund          Bond Fund            Fund
                                                                                      -----------      -----------       -----------
ASSETS
Investments in securities at value (cost $12,792,394, $4,422,177 and
  $11,961,161, respectively) ...................................................      $14,948,736      $ 4,526,951       $13,541,299
Cash ...........................................................................           93,789          108,071           468,716
Receivable for investments sold ................................................          125,061             --              69,788
Dividends and interest receivable ..............................................           19,208           65,567            80,830
Unamortized organization expenses (Note 2f) ....................................             --              7,657             8,158
Receivable for fund shares sold ................................................             --               --              16,646
Prepaid Expenses ...............................................................              286              192               286
Receivable from Advisor (Note 3) ...............................................             --             33,495              --
                                                                                      -----------      -----------       -----------
    Total Assets ...............................................................       15,187,080        4,741,933        14,185,723
                                                                                      -----------      -----------       -----------
LIABILITIES
Payable for fund shares redeemed ...............................................             --               --               1,500
Payable for securities purchased ...............................................          134,400             --                --
Advisory fee payable (Note 3) ..................................................           36,169             --              19,878
Distribution expense payable (Note 3) ..........................................            3,210            1,020             7,500
Other accrued expenses .........................................................           42,221           11,626            32,415
                                                                                      -----------      -----------       -----------
    Total Liabilities ..........................................................          216,000           12,646            61,293
                                                                                      -----------      -----------       -----------
NET ASSETS .....................................................................      $14,971,080      $ 4,729,287       $14,124,430
                                                                                      ===========      ===========       ===========
Net Assets Consist of:
Capital Stock ..................................................................      $     2,270      $       474       $     1,670
Additional paid-in capital .....................................................       11,517,560        5,311,717        12,456,124
Accumulated undistributed (overdistributed) net investment income ..............           90,652              466               645
Accumulated undistributed realized gain (loss) on investments ..................        1,204,256         (688,144)           85,852
Unrealized appreciation on investments .........................................        2,156,342          104,774         1,580,139
                                                                                      -----------      -----------       -----------
Net Assets .....................................................................      $14,971,080      $ 4,729,287       $14,124,430
                                                                                      ===========      ===========       ===========
SHARES OF BENEFICIAL INTEREST
Retail Class:
Shares of beneficial interest outstanding ......................................        2,259,700          473,667           816,040
                                                                                      ===========      ===========       ===========
Net Asset Value and redemption price per share .................................      $      6.59      $      9.98       $      8.47
                                                                                      ===========      ===========       ===========
Service Class:
Shares of beneficial interest outstanding ......................................           10,434                            853,827
                                                                                      ===========                        ===========
Net Asset Value and redemption price per share .................................      $      6.57                        $      8.45
                                                                                      ===========                        ===========
Maximum offering price per share ($6.57/.96, $0,
  and $8.45/.96, respectively) .................................................      $      6.84                        $      8.80
                                                                                      ===========                        ===========

                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Statement of Operations
For the year ended September 30, 1995
================================================================================

                                                         Equity      Intermediate     Balanced
                                                          Fund         Bond Fund        Fund
                                                       -----------    -----------    -----------
Investment Income:
  Iterest ..........................................   $    63,359    $   308,753    $   331,737
  Dividends ........................................       218,475           --          168,153
                                                       -----------    -----------    -----------
                                                           281,834        308,753        499,890
                                                       -----------    -----------    -----------

Expenses:
  Advisory (Note 3) ................................       118,524         28,016         97,048
  Audit & Tax ......................................        33,061         10,652         30,486
  Shareholder services .............................         9,026          4,782          9,148
  Legal ............................................        29,652         10,647         23,910
  Custody ..........................................        13,522          7,464         15,024
  Reports to shareholders ..........................         2,380          1,032          4,563
  Registration .....................................        20,688         24,699         20,140
  Insurance ........................................         1,338          1,302          1,994
  Trustee ..........................................         4,744          4,246          4,810
  Distribution -- Retail class (Note 3) ............        28,920         11,474         11,200
  Distribution -- Service class (Note 3) ...........           870             18         41,708
  Amortization of organizational expenses ..........          --            8,205          8,205
  Miscellaneous ....................................         9,364          2,947          4,867
                                                       -----------    -----------    -----------
    Total expenses before waivers ..................       272,089        115,484        273,103
    Less expenses waived/reimbursed by Adviser .....       (80,907)       (60,783)       (75,402)
                                                       -----------    -----------    -----------
    Net expenses ...................................       191,182         54,701        197,701
                                                       -----------    -----------    -----------
Net investment income ..............................        90,652        254,052        302,189
                                                       -----------    -----------    -----------

Realized gain (loss) on investments ................     1,225,125       (136,574)       765,282
Change in unrealized appreciation of investments ...     1,610,313        347,515      1,452,907
                                                       -----------    -----------    -----------
Net realized and unrealized gain on investments ....     2,835,438        210,941      2,218,189
                                                       -----------    -----------    -----------
Net increase in net assets resulting from operations   $ 2,926,090    $   464,993    $ 2,520,378
                                                       ===========    ===========    ===========


                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Westwood Equity Fund
Statement of Changes in Net Assets
================================================================================

                                                                                    For the          For the
                                                                                   Year Ended      Year Ended
                                                                                  September 30,   September 30,
                                                                                      1995            1994
                                                                                  ------------    ------------
Operations:
      Net investment income ...................................................   $     90,652    $    116,142
      Net realized gain on investments ........................................      1,225,125         519,064
      Change in unrealized appreciation (depreciation) of investments .........      1,610,313        (107,269)
                                                                                  ------------    ------------
Net increase in net assets resulting from operations ..........................      2,926,090         527,937
                                                                                  ------------    ------------
Dividends to shareholders from net investment income:
      Retail Class ............................................................       (110,241)        (32,465)
      Service Class ...........................................................         (1,473)           --
                                                                                  ------------    ------------
                                                                                      (111,714)        (32,465)
                                                                                  ------------    ------------
Distributions to shareholders from realized gain on investments:
      Retail Class ............................................................       (364,338)     (2,412,598)
      Service Class ...........................................................         (6,782)           --
                                                                                  ------------    ------------
                                                                                      (371,120)     (2,412,598)
                                                                                  ------------    ------------
      Decrease in net assets resulting from distributions to shareholders .....       (482,834)     (2,445,063)
                                                                                  ------------    ------------
Capital Share Transactions:
  Proceeds from sales of shares:
      Retail Class ............................................................      4,912,943       4,320,365
      Service Class ...........................................................         56,081         269,787
                                                                                  ------------    ------------
                                                                                     4,969,024       4,590,152
                                                                                  ------------    ------------
Net asset value of shares issued to shareholders upon reinvestment of dividends and distributions:
      Retail Class ............................................................        464,553       2,438,705
      Service Class ...........................................................          8,255            --
                                                                                  ------------    ------------
                                                                                       472,808       2,438,705
                                                                                  ------------    ------------
Net asset value of shares redeemed:
      Retail Class ............................................................     (1,534,515)     (1,375,837)
      Service Class ...........................................................       (270,255)        (17,401)
                                                                                  ------------    ------------
                                                                                    (1,804,770)     (1,393,238)
                                                                                  ------------    ------------
      Net increase in net assets from capital share transactions ..............      3,637,062       5,635,619
                                                                                  ------------    ------------
Total increase in net assets ..................................................      6,080,318       3,718,493
Net Assets:
      Beginning of period .....................................................      8,890,762       5,172,269
                                                                                  ------------    ------------
      End of period (including undistributed net investment
         income of $90,652 and $111,714 respectively) .........................   $ 14,971,080    $  8,890,762
                                                                                  ============    ============

                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Westwood Intermediate Bond Fund
Statement of Changes in Net Assets
================================================================================

                                                                                    For the        For the
                                                                                  Year Ended      Year Ended
                                                                                 September 30,   September 30,
                                                                                      1995           1994
                                                                                  -----------    -----------
Operations:
      Net investment income ...................................................   $   254,052    $   356,644
      Net realized (loss) on investments ......................................      (136,574)      (532,374)
      Change in unrealized appreciation (depreciation) of investments .........       347,515       (332,892)
                                                                                  -----------    -----------
Net increase (decrease) in net assets resulting from operations ...............       464,993       (508,622)
                                                                                  -----------    -----------
Dividends to shareholders from net investment income:
      Retail Class ............................................................      (253,798)      (349,029)
      Service Class ...........................................................          (254)        (7,615)
                                                                                  -----------    -----------
                                                                                     (254,052)      (356,644)
                                                                                  -----------    -----------
Distributions to shareholders from realized gain on investments:
      Retail Class ............................................................          --         (163,537)
      Service Class ...........................................................          --             --
                                                                                  -----------    -----------
                                                                                         --         (163,537)
                                                                                  -----------    -----------
      Decrease in net assets resulting from distributions to shareholders .....      (254,052)      (520,181)
                                                                                  -----------    -----------
Capital Share Transactions:
  Proceeds from sales of shares:
      Retail Class ............................................................     1,686,246      7,971,868
      Service Class ...........................................................            77        729,043
                                                                                  -----------    -----------
                                                                                    1,686,323      8,700,911
                                                                                  -----------    -----------
Net asset value of shares issued to shareholders upon reinvestment of dividends and distributions:
      Retail Class ............................................................       213,072        487,747
      Service Class ...........................................................           254          7,403
                                                                                  -----------    -----------
                                                                                      213,326        495,150
                                                                                  -----------    -----------
Net asset value of shares redeemed:
      Retail Class ............................................................    (4,720,785)    (2,982,953)
      Service Class ...........................................................       (75,949)      (618,108)
                                                                                  -----------    -----------
                                                                                   (4,796,734)    (3,601,061)
                                                                                  -----------    -----------
      Net increase (decrease) in net assets from capital share transactions ...    (2,897,085)     5,595,000
                                                                                  -----------    -----------
Total increase (decrease) in net assets .......................................    (2,686,144)     4,566,197
Net Assets:
      Beginning of period .....................................................     7,415,431      2,849,234
                                                                                  -----------    -----------
      End of period (including undistributed net investment
         income of $0 and $0, respectively) ...................................   $ 4,729,287    $ 7,415,431
                                                                                  ===========    ===========

                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Westwood Balanced Fund
Statement of Changes in Net Assets
================================================================================

                                                                                  For the         For the
                                                                                 Year Ended      Year Ended
                                                                                September 30,   September 30,
                                                                                    1995            1994
                                                                                ------------    ------------
Operations:
      Net investment income .................................................   $    302,189    $    275,297
      Net realized gain (loss) on investments ...............................        765,282        (643,681)
      Change in unrealized appreciation (depreciation) of investments .......      1,452,907          13,458
                                                                                ------------    ------------
Net increase (decrease) in net assets resulting from operations .............      2,520,378        (354,926)
                                                                                ------------    ------------
Dividends to shareholders from net investment income:
      Retail Class ..........................................................       (127,208)        (48,360)
      Service Class .........................................................       (174,988)       (235,016)
                                                                                ------------    ------------
                                                                                    (302,196)       (283,376)
                                                                                ------------    ------------
Distributions to shareholders from realized gain on investments:
      Retail Class ..........................................................           --          (524,957)
      Service Class .........................................................           --           (41,570)
                                                                                ------------    ------------
                                                                                        --          (566,527)
                                                                                ------------    ------------
      Decrease in net assets resulting from distributions to shareholders ...       (302,196)       (849,903)
                                                                                ------------    ------------
Capital Share Transactions:
  Proceeds from sales of shares:
      Retail Class ..........................................................      3,974,656       4,658,518
      Service Class .........................................................        382,695      20,169,013
                                                                                ------------    ------------
                                                                                   4,357,351      24,827,531
                                                                                ------------    ------------
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions:
      Retail Class ..........................................................        117,015         543,496
      Service Class .........................................................        157,008         217,908
                                                                                ------------    ------------
                                                                                     274,023         761,404
                                                                                ------------    ------------
Net asset value of shares redeemed:
      Retail Class ..........................................................     (1,156,706)     (3,245,272)
      Service Class .........................................................     (5,459,031)     (8,945,043)
                                                                                ------------    ------------
                                                                                  (6,615,737)    (12,190,315)
                                                                                ------------    ------------
Net  increase (decrease) in net assets from capital share transactions ......     (1,984,363)     13,398,620
                                                                                ------------    ------------
Total increase in net assets ................................................        233,819      12,193,791
Net Assets:
      Beginning of period ...................................................     13,890,611       1,696,820
                                                                                ------------    ------------
      End of period (including undistributed net investment
         income of $645 and $0, respectively) ...............................   $ 14,124,430    $ 13,890,611
                                                                                ============    ============


                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Notes to Financial Statements
================================================================================

     Note 1 -- Description. The Westwood Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently consists of four separate investment portfolios: Westwood Equity Fund, Westwood Intermediate Bond Fund, Westwood Balanced Fund (collectively, the "Funds") and Westwood Cash Management Fund, each with two (2) classes of shares known as the Service Class and the Retail Class (formerly the "Institutional Class"). Westwood Cash Management Fund has not commenced operations as of September 30, 1995. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class with the exception of the Cash Management Fund. Effective November 8, 1994, all shares in the Service Class of Intermediate Bond Fund were redeemed. No such shares were outstanding at September 30, 1995, although such shares are available for sale.

     Note 2 -- Significant Accounting Policies. The following is a summary of the significant accounting policies followed by the Funds.

     (a) Portfolio Valuation. Investments in securities (including options and financial futures) are valued at the last sale price on the securities exchange on which such securities are primarily traded or, if there are no trades, at the current bid price as of 4:15 p.m. eastern time.
     Over-the-counter securities, or securities for which there were no transactions, are valued at the bid price. Bonds and other fixed income securities are valued by using market quotations, and may be valued on the basis of prices provided by a pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities which mature in 60 days or less are valued at amortized cost, if their terms to maturity at purchase were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

     (b) Securities transactions and investment income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily.

     (c) Distributions to shareholders. Dividends from net investment income are declared and paid annually for the Equity Fund and quarterly for the Balanced Fund. The Intermediate Bond Fund declares dividends of such income daily and pays those dividends monthly. Distributions of net realized gains are normally declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ with generally accepted accounting principles. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment; temporary differences do not require a reclassification.

     (d) Federal income taxes. It is the policy of each of the Funds to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income for the fiscal year.

     (e) Organizational expenses. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of any of the Funds, which were purchased by Furman Selz, are redeemed, the appropriate Fund will be reimbursed for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

THE WESTWOOD FUNDS
Notes to Financial Statements (Continued)
================================================================================

     (f) Determination of net asset value and calculation of expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the Class incurring the expense.

     Note 3 -- Investment Advisory, Administrative and Other Transactions with Affiliates. Pursuant to an agreement with Westwood Management Corp. ("Westwood"), the adviser to the Funds from their inception through October 6, 1994, Westwood and Gabelli Funds, Inc. ("Gabelli") have formed a new limited liability company, Teton Advisers LLC (the "Adviser") which has entered into a new advisory agreement with the Trust and a sub-advisory agreement with Westwood and the Trust whereby Westwood (the "Sub-Adviser") serves as sub-adviser to the Funds. The Investment Advisory Agreement was approved by the Fund's shareholders on September 30, 1994 and was effective October 6, 1994. The Adviser oversees the administration of each Fund's business affairs and in this connection is responsible for maintaining certain of the Funds' books and records and providing other administrative services.

     As compensation for its services and related expenses, the Trust pays the Adviser a fee computed daily and payable monthly in an amount equal on an annualized basis to 1.0% for the Equity Fund, .60% for the Intermediate Bond Fund and .75% for the Balanced Fund of each Fund's daily average net asset value. For the year ended September 30, 1995, the adviser was entitled to fees of $117,075, $27,288, $95,280, for the Equity, Intermediate Bond and Balanced Funds, respectively. For the year ended September 30, 1995, the adviser waived fees of $80,907, $27,288, $75,402, respectively. Additionally, the Adviser has voluntarily agreed to reimburse the Funds in the event the Funds' expenses exceed certain prescribed limits. The Adviser will reimburse the Funds in the amount of $0, $33,495 and $0, for the Equity, Intermediate Bond and Balanced Funds, respectively. For the period October 1 through October 6, 1994 Westwood Management Corp. was entitled to advisory fees of $1,448, $728 and $1,768 for the Westwood Equity, Intermediate Bond and Balanced Fund respectively.

     Gabelli & Company, an indirect subsidiary of Gabelli Funds, Inc. serves as distributor of the Funds. On September 30, 1994 the Funds' shareholders approved a Plan of Distribution (the "Plan") for the Retail Class of shares pursuant to Rule 12b-1. The Plan authorizes payment by the Funds in connection with the distribution of its Retail Class shares at an annual rate of up to .25% of the average daily net assets. For the year ended September 30, 1995, the Fund incurred distribution expenses in the amounts of $28,920, $11,474, $11,200 for the Retail Class of the Equity, Intermediate Bond and Balanced Funds, respectively. Under the Distribution Plan and Agreement (the "Plan") for the Service Class, each Fund may reimburse Gabelli & Company on a monthly basis for cost and expenses in connection with the distribution and marketing of Service Class shares. This distribution expense is subject to a maximum limit of 0.35% per annum of the average daily net assets of the Service Class of the Intermediate Bond Fund and 0.50% per annum of the Service Class of the Equity and Balanced Funds. The Funds, with respect to the Service Class, incurred distribution costs and expenses of $870 in the Equity Fund, $18 in the Intermediate Bond Fund and $41,708 in the Balanced Fund, for the year ended September 30, 1995. Subject to Board of Trustees approval, distribution expenses incurred by Gabelli & Company, Inc., totalling $17,502 for the Equity Fund, $19,108 for the Intermediate Bond Fund and $178,675 for the Balanced Fund, which are in excess of the Retail Class .25% limitation may be recovered from the Funds in future periods.

THE WESTWOOD FUNDS
Notes to Financial Statements (Continued)
================================================================================

   Note 4 -- Securities Transactions.

     (a) Purchase and sale transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended September 30, 1995 were as follows:


                                                   Common Stocks & Bonds                U.S. Government Obligations
                                               -----------------------------           ----------------------------
                                                Purchases           Sales                Purchases         Sales
                                               -----------       -----------           -----------      -----------
Equity Fund ................................   $12,844,966       $10,110,527           $   473,292      $ 1,477,462
Intermediate Bond Fund .....................     1,672,791         3,373,021             5,060,455        6,465,353
Balanced Fund ..............................    10,316,311        14,077,198             5,981,954        5,642,511

     (b)  Federal  income  tax  basis.   Gross   unrealized   appreciation   and
depreciation on investment securities at September 30, 1995 based on cost for Federal income tax purposes, is as follows:


                                                               Gross                Gross                Net
                                                             Unrealized           Unrealized          Unrealized
                                                            Appreciation         Depreciation        Appreciation
                                                            ------------         ------------        ------------
Equity Fund ................................                 $2,152,418            $      0           $2,152,418
Intermediate Bond Fund .....................                    108,607             (10,060)              98,547
Balanced Fund ..............................                  1,553,505             (10,048)           1,543,457

     Note 5 -- Capital Share Transactions. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:

                                                       Year Ended September 30, 1995             Year Ended September 30, 1994
                                                  --------------------------------------    --------------------------------------
                                                    Equity     Intermediate     Balanced      Equity     Intermediate     Balanced
                                                     Fund        Bond Fund        Fund         Fund        Bond Fund        Fund
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Retail Class
Shares sold ...................................      858,260       175,874       521,381       777,702       753,551       594,288
Shares issued in reinvestment of net investment
  income and capital gain distributions .......       89,682        22,119        15,004       457,543        48,494        75,519
Shares redeemed ...............................     (257,845)     (498,753)     (152,905)     (187,357)     (293,176)     (382,633)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in shares .............      690,097      (300,760)      383,480     1,047,888       508,869       287,174
                                                  ==========    ==========    ==========    ==========    ==========    ==========
Service Class
Shares sold ...................................       10,462             8        52,541        49,454        69,637     2,742,593
Shares issued in reinvestment of net investment
  income and capital gain distributions .......        1,596            27        20,705             0           747        30,908
Shares redeemed ...............................      (47,926)       (8,102)     (742,089)       (3,153)      (62,317)   (1,261,255)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in shares .............      (35,868)       (8,067)     (668,843)       46,301         8,067     1,512,246
                                                  ==========    ==========    ==========    ==========    ==========    ==========

     Note 6 -- Federal Income Tax Carryforwards. Capital losses incurred after October 31, 1994 within the year ended September 30, 1995 are deemed to arise on the first business day of the following fiscal year. The Westwood Intermediate Bond Fund incurred and will elect to defer post October capital losses of approximately $60,000.

     At September 30, 1995, Westwood Intermediate Bond Fund had capital loss carryovers of approximately $621,000, which will be available through September 2003 to offset future capital gains as provided by the Federal Income Tax regulations. To the extent that these carryover losses are used to offset future capital gains, the gains so offset would not be distributed to shareholders.

THE WESTWOOD FUNDS
Selected Per Share Data and Ratios
For a share outstanding throughout each period(a)
================================================================================

                                                                                   Equity Fund
                                             ---------------------------------------------------------------------------------------
                                                 Year Ended            Year Ended
                                             September 30, 1995    September 30, 1994             Year Ended September 30,
                                             ------------------    ------------------     ------------------------------------------
                                                                                           1993        1992       1991       1990
                                             Retail     Service     Retail    Service     ------     -------     ------     -------
                                             Class       Class      Class      Class*                   Retail Class
                                            -------     ------     ------     ------      ------------------------------------------
Net Asset Value, Beginning of Period ...... $  5.50     $ 5.48     $ 9.91     $ 5.53      $14.19     $ 14.23     $ 12.62    $ 15.11
                                            -------     ------     ------     ------      ------     -------     -------    -------
Income from Investment Operations:
  Net investment income ...................    0.04       0.04       0.10       0.06        0.05        0.27        0.46       0.53
  Net realized and unrealized gain (loss)
    on investments ........................    1.31       1.29       0.64      (0.11)       2.12        0.34        1.92      (2.04)
                                            -------     ------     ------     ------      ------     -------     -------    -------
  Total from Investment Operations ........    1.35       1.33       0.74      (0.05)       2.17        0.61        2.38      (1.51)
                                            -------     ------     ------     ------      ------     -------     -------    -------
Less Distributions:
  Dividends from net investment income ....   (0.06)     (0.04)     (0.07)      --         (0.55)      (0.51)      (0.61)     (0.56)
  Distributions from net realized
    capital gains .........................   (0.20)     (0.20)     (5.08)      --         (5.90)      (0.14)      (0.16)     (0.42)
                                            -------     ------     ------     ------      ------     -------     -------    -------
  Total Distributions .....................   (0.26)     (0.24)     (5.15)      --         (6.45)      (0.65)      (0.77)     (0.98)
                                            -------     ------     ------     ------      ------     -------     -------    -------
Net Asset Value, End of Period ............ $  6.59     $ 6.57     $ 5.50     $ 5.48      $ 9.91     $ 14.19     $ 14.23    $ 12.62
                                            =======     ======     ======     ======      ======     =======     =======    =======
Total Return (not reflecting sales load) ..   25.85%     25.54%      9.14%     (0.90)%     20.16%       4.16%      19.61%     10.59%
Net Assets End of Period (in thousands) ... $14,903     $   68     $8,637     $  254      $5,172     $13,161     $52,884    $51,754

Ratios to average net assets of:
  Net Investment Income ...................    0.77%      0.64%      1.63%      1.64%**     0.40%       1.85%       3.06%      3.74%
  Expenses net of waivers/reimbursements+ .    1.61%      1.85%      0.71%      1.04%**     1.95%       1.40%       1.29%      1.26%
  Expenses before waivers/reimbursements+ .    2.29%      2.63%      1.94%      2.29%**     2.32%       1.54%       1.29%      1.26%
  Portfolio Turnover Rate .................     107%       107%       137%       137%        102%         75%        143%       127%


                                                                          Intermediate Bond Fund
                                                -----------------------------------------------------------------------------
                                                Year Ended September 30,  Year Ended September 30,   Year Ended September 30,
                                                ------------------------  ------------------------   ------------------------
                                                         1995                     1994                  1993          1992
                                                   ------------------      -------------------         ------        ------
                                                   Retail    Service       Retail      Service
                                                   Class     Class(b)      Class        Class*              Retail Class
                                                   -----     --------      ------      -------         --------------------
Net Asset Value, Beginning of Period ..........    $9.48      $9.48        $10.73      $10.51          $10.65        $10.00
                                                   -----      -----        ------      ------          ------        ------
Income from Investment Operations:
  Net investment income .......................     0.52       0.05          0.48        0.41            0.39          0.51
  Net realized and unrealized gain
    (loss) on investments .....................     0.50      (0.14)        (1.04)      (1.03)           0.62          0.65
                                                   -----      -----        ------      ------          ------        ------
  Total from Investment Operations ............     1.02      (0.09)        (0.56)      (0.62)           1.01          1.16
                                                   -----      -----        ------      ------          ------        ------
Less Distributions:
  Dividends from net investment income ........    (0.52)     (0.05)        (0.48)      (0.41)          (0.39)        (0.51)
  Distributions from net realized
     capital gains ............................      --         --          (0.21)        --            (0.54)           --
                                                   -----      -----        ------      ------          ------        ------
  Total Distributions .........................    (0.52)     (0.05)        (0.69)      (0.41)          (0.93)        (0.51)
                                                   -----      -----        ------      ------          ------        ------
Net Asset Value, End of Period ................    $9.98      $9.34        $ 9.48      $ 9.48          $10.73        $10.65
                                                   =====      =====        ======      ======          ======        ======
Total Return (not reflecting sales load) ......    11.13%     (0.95)%       (5.46)%     (6.81)%         10.24%        11.87%
Net Assets End of Period (in thousands) .......   $4,729         $0         $7,339        $76          $2,849        $3,153

Ratios to Average Net Assets of:
  Net Investment Income .......................     5.38%      4.85%         4.86%       6.05%**         3.74%         5.25%
  Expenses net of waivers/reimbursements+ .....     1.17%      1.45%         0.92%       1.34%**         2.40%         1.94%
  Expenses before waivers/reimbursements+ .....     2.47%      4.07%         1.75%       2.37%**         3.46%         3.40%
  Portfolio Turnover Rate .....................      165%        70%          203%        203%            222%          198%

-----------
(a) Per share based on the average number of shares outstanding during the period.
(b) On November 8, 1994, all shares of the Service Class were redeemed and there have been no further shares issued in this class since that date. Accordingly, the NAV per share of $9.34 represents the net asset value on November 8, 1994.
 *  Prior to January 31, 1994, no shares of the Service Class were issued.
**  Annualized.
 +  See footnote on page 19.

                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Selected Per Share Data and Ratios
For a share outstanding throughout each period(a)
================================================================================

                                                                                       Balanced Fund
                                                  ----------------------------------------------------------------------------------
                                                      Year Ended             Year Ended              Year Ended          Year Ended
                                                     September 30,          September 30,           September 30,      September 30,
                                                         1995                   1994                     1993               1992
                                                  ------------------     -------------------      ------------------       --------
                                                  Retail     Service     Retail      Service      Retail     Service       Retail
                                                  Class       Class      Class        Class*      Class       Class*        Class
                                                  ------     -------     ------      -------      ------     -------       -------
Net Asset Value, Beginning of Period ..........   $7.12       $7.10      $10.89       $10.88      $10.45      $10.24        $10.00
                                                  -----       -----      ------       ------      ------      ------        ------
Income from Investment Operations:
      Net investment income ...................    0.19        0.17        0.12         0.15        0.20        0.19          0.31
      Net realized and unrealized gain
         on investments                            1.35        1.35        0.42         0.36        1.44        0.52          0.49
                                                  -----       -----      ------       ------      ------      ------        ------
      Total from Investment Operations ........    1.54        1.52        0.54         0.51        1.64        0.71          0.80
                                                  -----       -----      ------       ------      ------      ------        ------
Less Distributions:

      Dividends from net investment income ....   (0.19)      (0.17)      (0.13)       (0.11)      (0.24)      (0.07)        (0.31)
      Distributions from net realized
        capital gains .........................     --          --        (4.18)       (4.18)      (0.96)        --          (0.04)
                                                  -----       -----      ------       ------      ------      ------        ------
      Total Distributions .....................   (0.19)      (0.17)      (4.31)       (4.29)      (1.20)      (0.07)        (0.35)
                                                  -----       -----      ------       ------      ------      ------        ------
Net Asset Value, End of Period ................   $8.47       $8.45      $ 7.12       $ 7.10      $10.89      $10.88        $10.45
                                                  =====       =====      ======       ======      ======      ======        ======
Total Return (not reflecting sales load) ......   21.98%      21.67%       5.30%        4.67%      17.60%       6.96%         7.32%
Net Assets End of Period (in thousands) .......  $6,912      $7,212      $3,081      $10,810      $1,583        $114        $3,716

Ratios to average net assets of:
      Net Investment Income ...................    2.47%       2.26%       1.55%        2.15%       1.90%       1.76%**       3.13%
      Expenses net of waivers/reimbursements+..    1.35%       1.62%       1.68%        1.17%       1.82%       2.07%         1.44%
      Expenses before waivers/reimbursements+..    1.86%       2.24%       2.36%        2.11%       2.97%       3.14%**       2.38%
      Portfolio Turnover Rate .................     133%        133%        168%         168%        192%        192%          178%

-----------
(a) Per share based on the average number of shares outstanding during the period.
 *  Prior to April 6, 1993, no shares of the Service Class were issued.
**  Annualized.
 + Effective 1995, the ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.50% and 1.72% for Equity Retail and Service Class, respectively, net of waivers and 2.16% and 2.38% for Equity Retail and Service Class before waivers. For Intermediate Bond Fund: 1.00% and 1.41% net of waivers for the Retail and Service Class, respectively, and 2.18% and 4.23% before waivers for the Retail and Service Class, respectively. For the Balanced Fund: expenses net of waivers would be 1.25% and 1.50% for the Retail and Service Class, respectively, and 1.85% and 2.11% before waivers for the Retail and Service Class, respectively.


                 See accompanying notes to financial statements

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Westwood Funds

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the selected per share data and ratios present fairly, in all material respects, the financial position of Westwood Equity Fund, Westwood Intermediate Bond Fund and Westwood Balanced Fund (constituting The Westwood Funds, hereafter referred to as the "Fund") at September 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the selected per share data and ratios for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and selected per share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.




PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
November 10, 1995

THE WESTWOOD FUNDS

     1995 Federal Tax Status of Dividends (unaudited)

     This information is presented to you to meet regulatory requirements and no current action on your part is needed.

Westwood Equity Fund

31.3% of the income distributed qualifies for the Corporate Dividends Received Deduction. 21.2% of the distributions were derived from United States Treasury Obligations.

     Retail Class

     Of the $0.26 in distributions paid to you in cash or reinvested in your account during the Fund's fiscal year ended September 30, 1995, $0.06 was derived from net investment income, $0.13 from short-term capital gains and $0.07 from long-term capital gains.

     Service Class

     Of the $0.24 in distributions paid to you in cash or reinvested in your account during the Fund's fiscal year ended September 30, 1995, $0.04 was derived from net investment income, $0.13 from short-term capital gains and $0.07 from long-term capital gains.

Westwood Intermediate Bond Fund

58.2% was derived from United States Treasury Obligations. Many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Westwood Intermediate Bond Fund met this requirement for fiscal 1995.

     Retail Class

     Of the $0.52 per share dividend paid to you in cash or reinvested in your account for the fiscal year ended September 30, 1995, $0.52 was derived from net investment income, $0 from short-term capital gains, $0 from long-term capital gains.

     Service Class

     Of the $0.05 per share dividend paid to you in cash or reinvested in your account for the fiscal year ended September 30, 1995, $0.05 was derived from net investment income, $0 from short-term capital gains, $0 from long-term capital gains.

Westwood Balanced Fund

54.6% of the income distributed qualifies for the Corporate Dividends Received Deduction. 36.7% of the distributions were derived from United States Treasury Obligations.

     Retail Class

     Of the $0.19 in distributions paid to you in cash or reinvested in your account during the Fund's fiscal year ended September 30, 1995, $0.19 was derived from net investment income, $0 from short-term capital gains and $0 from long-term capital gains.

     Service Class

     Of the $0.17 in distributions paid to you in cash or reinvested in your account during the Fund's fiscal year ended September 30, 1995, $0.17 was derived from net investment income, $0 from short-term capital gains and $0 from long-term capital gains.

                               The Westwood Funds
                               ==================

                              WESTWOOD EQUITY FUND
                         WESTWOOD INTERMEDIATE BOND FUND
                             WESTWOOD BALANCED FUND
                                   (unaudited)




                      Westwood Funds -- Retail Class Shares
                      -------------------------------------
                Average Annual Returns -- September 30, 1995 (a)

                               Calendar
                               --------                        Life   Inception
                                 3Q       1 yr      5 yr     of Fund    Date
                                 ---      ----      ----     -------  ---------
Equity .....................     8.4%     25.9%     15.5%      12.6%    1/02/87
Intermediate Bond ..........     1.8      11.1       --         6.7    10/01/91
Balanced ...................     6.6      22.0       --        12.8    10/01/91



                     Westwood Funds -- Service Class Shares
                     --------------------------------------
               Average Annual Returns -- September 30, 1995 (a)(b)

                                       1 yr      Life of Fund    Inception Date
                                       ----      ------------    --------------
Equity .............................   19.6%         11.0%          1/28/94
Intermediate Bond ..................    N/A         (11.4)(c)       1/31/94
Balanced ...........................   16.7          11.4           4/06/93



(a) Average annual and total returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, the returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed that may be worth more or less than their original cost.
(b) Adjusted for the maximum 4.0% sales charge.
(c) Service class shares were outstanding only for the period from January 31, 1994 through November 8, 1994 (not annualized).

THE WESTWOOD FUNDS

Board of Trustees

ANTHONY J. COLAVITA                           DR. WERNER J. ROEDER
  Attorney-at-Law                                Director of Surgery
    Anthony J. Colavita, P.C.                       Lawrence Hospital

JAMES P. CONN                                 SUSAN M. BYRNE
  Managing Director and                          President and
    Chief Investment Officer                        Chief Investment Officer
      Financial Security Assurance

--------------------------------------------------------------------------------

Officers

SUSAN M. BYRNE                                GORDON M. FORRESTER
  President and                                  Assistant Treasurer
    Chief Investment Officer

BRUCE N. ALPERT                               JOAN V. FIORE
  Vice President                                 Assistant Secretary

JOHN J. PILEGGI                               SHERYL HIRSCHFELD
  Treasurer                                     Assistant Secretary

JAMES E. McKEE
  Secretary




================================================================================

                                 Susan M. Byrne
                     President & Chief Investment Officer of

                               The Westwood Funds

                     will be appearing as a special guest on

                                "Wall Street Week
                              with Louis Rukeyser"

                         Friday, December 8, 1995 on PBS
                             8:30 p.m. Eastern Time
                           (check your local listings)

          The Westwood Funds are distributed by Gabelli & Company, Inc.

================================================================================

The Westwood Funds
One Corporate Center
Rye, NY 10580
General and Account Information:
1-(800) GABELLI (422-3554) (all continental states)

Investment Adviser
------------------
Teton Advisers LLC
One Corporate Center
Rye, NY 10580

Investment Sub-Advisor
----------------------
Westwood Management Corporation
885 Third Avenue
New York, NY 10022

Distributor
-----------
Gabelli & Company, Inc.
One Corporate Center
Rye, NY 10580

Custodian
---------
The Bank of New York
90 Washington Street
New York, NY 10286

Legal Counsel
-------------
Baker & McKenzie
805 Third Avenue
New York, NY 10022

Independent Accountants
-----------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

This report is for the information of the shareholders of The Westwood Funds. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.